SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

                               ------------------

                               DWS Blue Chip Fund

The Board of each fund noted below has approved a proposal by Deutsche Investment Management Americas Inc., the advisor of each fund, to effect the following fund reorganization or "merger":

Acquired Fund               Acquiring Fund
-------------------------------------------------------------------------------------------
DWS Blue Chip Fund          DWS Growth & Income Fund
                            (effective on or about February 1, 2012, DWS Core Equity Fund)
-------------------------------------------------------------------------------------------

The merger is expected to occur on or about February 27, 2012 and it is expected to be a tax-free reorganization for federal income tax purposes. Completion of the merger is subject to a number of conditions. On the merger date, an investment in the Acquired Fund will, in effect, be exchanged for an investment with an equal aggregate net asset value in the Acquiring Fund. Therefore, as a result of the merger, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. You can find information about the Acquiring Fund and its risks, including a prospectus and summary prospectus, online at www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST) and (800) 728-3337 (S) or asking your financial advisor. Consummation of the merger does not require a vote of the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

In addition, the Acquired Fund will be closed to new investors except as described below. Unless you fit into one of the investor eligibility categories described below, you may not invest in the Acquired Fund after December 12, 2011 (the "Cease Sales Date").

You may continue to purchase Acquired Fund shares after the Cease Sales Date through your existing fund account and reinvest dividends and capital gains if, as of 4:00 p.m. Eastern time on the Cease Sales Date, you are:

o a current shareholder of the Acquired Fund; or

o a participant in any group retirement, employee stock bonus, pension or profit sharing plan that offers the Acquired Fund as an investment option.

New accounts in the Acquired Fund may be opened for:

o transfers of shares from existing accounts in the Acquired Fund;

o Officers and Board Members of the DWS funds, and full-time employees of the Advisor and its affiliates and their family members;

o any group retirement,employee stock bonus, pension or profit sharing plan using the Flex subaccount recordkeeping system made available through Expert Plan Inc. or the Omni recordkeeping system made available through ADP, Inc. under an alliance with the Distributor;

o any discretionary wrap program that holds Acquired Fund shares as of the Cease Sales Date (which includes the ability to add new accounts that may purchase fund shares). These programs must be pre-approved by the Advisor;

o any group retirement, employee stock bonus, pension or profit sharing plan, other than plans distributed through the ExpertPlan or ADP alliances, that includes the Acquired Fund as an investment option as of the Cease Sales Date;

o any group retirement, employee stock bonus, pension or profit sharing plan, whose plan administrator as of the Cease Sales Date has approved the Acquired Fund for use in existing or new plans that it administers;




February 1, 2012
PROSTKR-144
                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

o all retirement plans and discretionary wrap programs that have approved the Acquired Fund as an investment option as of the Cease Sales Date, but that have not opened an account as of that date, may open an account and make purchases of Acquired Fund shares and add new accounts provided that the retirement plan or the discretionary wrap program opens its initial account with the Acquired Fund prior to December 30, 2011. Documentation of fund selection must be provided to the Advisor prior to the Cease Sales Date;

o accounts managed by the Advisor, any advisory products offered by the Advisor or the Distributor and for the portfolios of DWS Target Date Series or other "funds of funds" managed by the Advisor or its affiliates;

o in the case of certain mergers or reorganizations, retirement plans may be able to add the Acquired Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Acquired Fund would be able to continue to invest in the Acquired Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Acquired Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Acquired Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Acquired Fund as an investment option under its retirement plan or wrap program. In addition, new accounts may be permitted in the Acquired Fund for certain plans or programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the Acquired Fund. Requests for new accounts into the Acquired Fund will be reviewed by management on an individual basis, taking into consideration whether the addition to the Acquired Fund is believed to negatively impact existing fund shareholders;

o a plan administered as a college savings plan under Section 529 of the Internal Revenue Code that has approved the Acquired Fund as an investment option as of the Cease Sales Date, but that has not opened an account as of that date, may open an account and make purchases of Acquired Fund shares and add new accounts provided that the plan opens its initial account with the fund prior to December 30, 2011. Documentation of fund selection must be provided to the Advisor prior to the Cease Sales Date; or

o the purpose of reallocating, under certain circumstances, all or a portion of the shares held in a closed fund account to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of fund shares.

Except as otherwise noted, these restrictions apply to investments made directly with the Distributor, the Acquired Fund's principal underwriter, or through an intermediary relationship with a financial services firm established with respect to the DWS funds as of the Cease Sales Date. Institutions that maintain omnibus account arrangements are not allowed to open new sub-accounts for new investors in the Acquired Fund unless the investor is one of the types listed above. Once an account is closed, new investments will not be accepted into the Acquired Fund unless you satisfy one of the investor eligibility categories listed above. In limited circumstances, the Advisor or the Distributor may, at their discretion, approve additional exceptions for planned or pending activity.

Exchanges will not be permitted into the Acquired Fund unless the exchange is being made into an existing fund account. The Distributor may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Acquired Fund shares, following the Cease Sales Date.








               Please Retain This Supplement for Future Reference





February 1, 2012
PROSTKR-144

Summary Prospectus February 1, 2012


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS BLUE CHIP FUND






CLASS/Ticker    A   KBCAX    B   KBCBX    C   KBCCX    INST   KBCIX    S   KBCSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C and INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated February 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks growth of capital and income.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 40) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None     None    None
------------------------------------     ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    -----    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C        INST           S
                             ---------  ---------  ---------  ----------  ----------
Management fee                   0.46       0.46       0.46       0.46        0.46
----------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       1.00       1.00      None        None
----------------------------     ----       ----       ----      -----       -----
Other expenses                   0.47       0.57       0.50       0.85        0.50
----------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.17       2.03       1.96       1.31        0.96
----------------------------     ----       ----       ----      -----       -----
Expense reimbursements           0.00       0.00       0.00       0.18        0.00
----------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES                         1.17       2.03       1.96       1.13        0.96
----------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed, through January 31, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 1.13% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Institutional Class. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Institutional Class) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 687     $ 606     $ 299     $ 115     $  98
--       -----     -----     -----     -----     -----
3          925       937       615       397       306
--       -----     -----     -----     -----     -----
5        1,182     1,293     1,057       701       531
--       -----     -----     -----     -----     -----
10       1,914     1,934     2,285     1,563     1,178
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 687     $ 206     $ 199     $ 115     $  98
--       -----     -----     -----     -----     -----
3          925       637       615       397       306
--       -----     -----     -----     -----     -----
5        1,182     1,093     1,057       701       531
--       -----     -----     -----     -----     -----
10       1,914     1,934     2,285     1,563     1,178
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2011: 202%.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to large companies in the S&P 500( (Reg. TM)) Index and that portfolio management considers to be "blue chip" companies. As of December 31, 2011, the index had a median market capitalization of $11.15 billion. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management.



While the fund invests mainly in US common stocks, it could invest up to 20% of net assets in foreign securities. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.


MANAGEMENT PROCESS. Portfolio management looks for "blue chip" companies whose stock prices portfolio management believes are attractive relative to potential growth. Portfolio management uses both quantitative techniques and fundamental analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.


Portfolio management will normally sell a stock when it believes its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on or within a given industry.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.



                                       2
                                                              DWS Blue Chip Fund


                                             SUMMARY PROSPECTUS February 1, 2012

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






   2002       2003       2004       2005      2006       2007       2008       2009       2010       2011
  -22.66      28.74      15.54      7.23      14.19      3.16       -38.77     33.09      13.40      -0.77




Best Quarter: 18.03%, Q3 2009   Worst Quarter: -22.03%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Class S shares began on 1/31/2005.



                                    CLASS           1           5         10
                                INCEPTION        YEAR       YEARS      YEARS
                             ------------  ----------  ----------  ---------
CLASS A before tax           11/23/1987        -6.47       -2.27       2.30
---------------------------  ----------       ------      ------       ----
  After tax on distribu-
  tions                                        -6.57       -3.11       1.60
  After tax on distribu-
  tions and sale of fund
  shares                                       -4.08       -2.15       1.76
---------------------------  ----------       ------      ------       ----
CLASS B before tax            5/31/1994        -4.62       -2.11       2.03
---------------------------  ----------       ------      ------       ----
CLASS C before tax            5/31/1994        -1.57       -1.88       2.10
---------------------------  ----------       ------      ------       ----
INST CLASS before tax        11/22/1995        -0.69       -0.89       3.24
---------------------------  ----------       ------      ------       ----
RUSSELL 1000 INDEX
(reflects no deduction for
fees, expenses or taxes)                       1.50        -0.02       3.34
---------------------------  ----------       ------      ------       ----


                                   CLASS           1           5       SINCE
                               INCEPTION        YEAR       YEARS   INCEPTION
                             -----------  ----------  ----------  ----------
CLASS S before tax            2/1/2005        -0.63       -0.88       2.52
---------------------------   --------       ------      ------       ----
RUSSELL 1000 INDEX
(reflects no deduction for
fees, expenses or taxes)                      1.50        -0.02       3.37
---------------------------  --------        ------      ------       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2003.


RUSSELL SHTERN, HEAD OF EQUITY PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2010.



                                       3
                                                              DWS Blue Chip Fund


                                             SUMMARY PROSPECTUS February 1, 2012

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or Institutional Class
                                        shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                              DWS Blue Chip Fund
                                    SUMMARY PROSPECTUS February 1, 2012 DBCF-SUM